6. Insurance Subsidiary Restrictions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Percentage of Cash and cash equivalents and investment securities were maintained in the Company's insurance subsidiaries	79.00%	83.00%
Frandisco Property and Casualty Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 56.4
Frandisco Life Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 56.7